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361 U.S. Small Cap Equity Fund
SUMMARY SECTION – 361 U.S. SMALL CAP EQUITY FUND
Investment Objective

The 361 U.S. Small Cap Equity Fund (the "U.S. Small Cap Equity Fund" or "Fund") seeks to achieve long-term capital appreciation that will exceed the Russell 2000® Index return over a three- to five-year time horizon.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 361 U.S. Small Cap Equity Fund - USD ($)	Investor Class	Class I	Class Y
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge (load)	none	none	none
Redemption fee	none	none	none
Wire fee	$ 20	$ 20	$ 20
Overnight check delivery fee	25	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 361 U.S. Small Cap Equity Fund		Investor Class	Class I	Class Y
Management fees	[1]	0.80%	0.80%	0.80%
Distribution and service (Rule 12b-1) fees	[1]	0.25%	none	none
Shareholder service fee	[1],[2]	0.15%	0.13%	none
All other expenses	[1]	0.99%	0.99%	0.99%
Other expenses	[1]	1.14%	1.12%	0.99%
Total annual fund operating expenses	[1]	2.19%	1.92%	1.79%
Fees waived and/or expenses reimbursed	[1],[3]	(0.95%)	(0.95%)	(0.95%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[3]	1.24%	0.97%	0.84%
[1]	The expense information in the table has been restated to reflect the current expense limitation agreement.
[2]	The maximum shareholder service for Investor Class and Class I shares is 0.15%.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses, Rule 12b-1 fee, and shareholder service fees) do not exceed 0.84% of the Fund's average daily net assets . This agreement is in effect until February 28, 2021, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - 361 U.S. Small Cap Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	126	594	1,088	2,449
Class I	99	511	948	2,166
Class Y	86	471	881	2,027

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 235% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (which include borrowings for investment purposes) in common stocks of U.S. small capitalization issuers. A company is considered to be a U.S. company if 361 Capital, LLC ("361" or the "Advisor"), the Fund's advisor, determines that the company meets one or more of the following criteria: (i) the company is organized under the laws of, or has its principal office in, the United States; (ii) the company's securities principally trade in U.S. markets; and/or (iii) the company has at least 50% of its assets or derives at least 50% of its revenue from business, in the U.S. The Advisor defines small capitalization companies as companies that, at the time of investment, have market capitalizations that are within the range of the market capitalizations of the issuers represented in the Russell 2000® Index (the Fund's benchmark), which is a market capitalization-weighted index of the 2000 smallest companies by market capitalization in the Russell 3000® Index. As of December 31, 2019, the Russell 2000® Index had a weighted average market capitalization of approximately $2.5 billion and a median capitalization of $812 million, and the range of capitalization of issuers included in the Russell 2000® Index was approximately $12.7 million to $8.3 billion. The Russell 2000® Index is reconstituted annually so that stocks that have outgrown the Index can be removed and new entries added. The Fund's investment strategy involves active and frequent trading.

The Advisor's investment philosophy is based on the belief that future investor expectations are strongly influenced by the opinions, forecasts and announcements of perceived market experts, including Wall Street analysts and company management. The Advisor seeks to invest in companies that are likely to be the beneficiaries of future favorable earnings announcements and earnings estimate revisions.

The Fund normally holds a core position of between 75 and 150 common stocks. The number of securities held by the Fund may occasionally exceed this range, such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund's portfolio is allocated to economic sectors based on a target number of positions for each of the sectors included in the universe. The target for each sector is a weight that is in proportion to the weighting of the equivalent sector in the benchmark index.

The Fund may also invest in securities of issuers that are not part of the Fund's benchmark Index. The Fund may invest in the securities of other registered investment companies, including without limitation exchange-traded funds ("ETFs") and index ETFs, as well as cash and cash equivalents. The Advisor may sell a security if inclusion of the security in the Fund's portfolio is inconsistent with the guidance generated by the Advisor's proprietary strategies.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market sector risk. The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors. For example, as of October 31, 2019, 27.9% of the Fund's assets were invested in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulation of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Portfolio turnover risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The bar chart shows the performance of the Fund's Class I shares. Investor Class shares' performance would be lower than the Fund's Class I shares because of the higher expenses paid by Investor Class shares. Class Y shares' performance would be higher than the Fund's Class I shares because of the lower expenses paid by Class Y shares. Updated performance information is available on the Fund's website at www.361funds.com.

Calendar Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

Class I
Highest Calendar Quarter Return at NAV	11.94%	Quarter Ended 03/31/2019
Lowest Calendar Quarter Return at NAV	(22.36)%	Quarter Ended 12/31/2018

Average Annual Total Returns (for periods ended December 31, 2019)
Average Annual Total Returns - 361 U.S. Small Cap Equity Fund		1 Year	Since Inception	Inception Date
Investor Class		17.30%	4.07%	Dec. 30, 2016
Class I		17.61%	4.40%	Dec. 30, 2016
Class I | After Taxes on Distributions	[1]	17.54%	4.14%	Dec. 30, 2016
Class I | After Taxes on Distributions and Sales	[1]	10.47%	3.33%	Dec. 30, 2016
Class Y		17.83%	4.50%	Dec. 30, 2016
Russell 2000® Index (Reflects No Deductions for Fees, Expenses or Taxes)		25.53%	8.59%	Dec. 30, 2016
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.